Matthews China Fund	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.8%

	Shares	Value

CONSUMER DISCRETIONARY: 36.7%
Broadline Retail: 19.3%
Alibaba Group Holding, Ltd.[b]	5,362,100	$67,913,656
PDD Holdings, Inc. ADR[b]	559,301	42,450,946
JD.com, Inc. A Shares	1,823,263	39,813,131

		150,177,733

Hotels, Restaurants & Leisure: 8.3%
Meituan B Shares[b,c,d]	2,275,280	41,278,621
Galaxy Entertainment Group, Ltd.[b]	1,967,000	13,157,588
H World Group, Ltd. ADR[b]	216,549	10,606,570

		65,042,779

Household Durables: 2.8%
Midea Group Co., Ltd. A Shares	1,471,552	11,512,530
Man Wah Holdings, Ltd.	12,349,200	10,175,782

		21,688,312

Specialty Retail: 2.2%
China Tourism Group Duty Free Corp., Ltd. A Shares	377,190	10,070,752
Zhongsheng Group Holdings, Ltd.	1,516,000	7,469,907

		17,540,659

Automobile Components: 1.6%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	3,223,117	12,371,975

Automobiles: 1.5%
Yadea Group Holdings, Ltd.[c,d]	4,436,000	11,426,792

Diversified Consumer Services: 1.0%
China Education Group Holdings, Ltd.[d]	8,198,000	7,890,544

Total Consumer Discretionary		286,138,794

FINANCIALS: 17.2%
Capital Markets: 11.2%
China International Capital Corp., Ltd. H Shares[c,d]	17,302,000	34,713,615
CITIC Securities Co., Ltd. H Shares	11,256,925	24,078,535
China Merchants Securities Co., Ltd. H Shares[c,d]	11,745,800	11,259,717
Hong Kong Exchanges & Clearing, Ltd.	212,400	9,414,573
East Money Information Co., Ltd. A Shares	2,699,900	7,873,727

		87,340,167

Banks: 4.1%
China Merchants Bank Co., Ltd. A Shares	6,484,123	32,286,332

Insurance: 1.9%
Ping An Insurance Group Co. of China, Ltd. H Shares	2,297,500	14,863,018

Total Financials		134,489,517

INFORMATION TECHNOLOGY: 10.4%
Software: 5.2%
Shanghai Baosight Software Co., Ltd. A Shares	1,828,479	15,494,446
Beijing Kingsoft Office Software, Inc. A Shares	167,739	11,547,104

	Shares	Value

Thunder Software Technology Co., Ltd. A Shares	498,266	$7,862,202
Kingdee International Software Group Co., Ltd.[b]	3,232,000	5,220,892

		40,124,644

Semiconductors & Semiconductor Equipment: 2.7%
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. A Shares	790,658	7,538,309
NAURA Technology Group Co., Ltd. A Shares	177,613	6,890,832
LONGi Green Energy Technology Co., Ltd. A Shares	1,146,112	6,742,883

		21,172,024

Electronic Equipment, Instruments & Components: 2.5%
Zhejiang Supcon Technology Co., Ltd. A Shares	771,677	11,700,709
Wingtech Technology Co., Ltd. A Shares	1,001,317	8,070,640

		19,771,349

Total Information Technology		81,068,017

COMMUNICATION SERVICES: 8.7%
Interactive Media & Services: 5.0%
Tencent Holdings, Ltd.	798,200	39,007,494

Media: 2.3%
Focus Media Information Technology Co., Ltd. A Shares	17,856,857	17,834,035

Entertainment: 1.4%
Bilibili, Inc. ADR[b]	485,818	11,416,723

Total Communication Services		68,258,252

INDUSTRIALS: 8.5%
Machinery: 3.7%
Shenzhen Inovance Technology Co., Ltd. A Shares	1,287,907	13,191,814
Estun Automation Co., Ltd. A Shares	1,944,344	7,935,003
Wuxi Lead Intelligent Equipment Co., Ltd. A Shares	1,276,316	7,525,216

		28,652,033

Electrical Equipment: 3.4%
Contemporary Amperex Technology Co., Ltd. A Shares	272,900	16,150,558
Sungrow Power Supply Co., Ltd. A Shares	701,774	10,729,897

		26,880,455

Transportation Infrastructure: 1.4%
Shanghai International Airport Co., Ltd. A Shares[b]	1,302,141	10,562,812

Total Industrials		66,095,300

REAL ESTATE: 6.8%
Real Estate Management & Development: 6.8%
KE Holdings, Inc. ADR[b]	1,478,325	27,851,643
Country Garden Services Holdings Co., Ltd.	6,795,000	11,715,196
CIFI Holdings Group Co., Ltd.[e]	104,961,520	9,145,808

matthewsasia.com | 800.789.ASIA	1

Matthews China Fund	March 31, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

Times China Holdings, Ltd.[b]	42,755,000	$4,071,668

Total Real Estate		52,784,315

CONSUMER STAPLES: 4.6%
Beverages: 3.0%
Wuliangye Yibin Co., Ltd. A Shares	549,929	15,708,953
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	203,822	8,058,421

		23,767,374

Consumer Staples Distribution & Retail: 1.6%
JD Health International, Inc.[b,c,d]	1,644,150	12,191,315

Total Consumer Staples		35,958,689

HEALTH CARE: 2.5%
Health Care Equipment & Supplies: 1.6%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	177,194	8,038,269
Shenzhen New Industries Biomedical Engineering Co., Ltd. A Shares	445,700	3,966,721

		12,004,990

Life Sciences Tools & Services: 0.9%
Wuxi Biologics Cayman, Inc.[b,c,d]	1,188,000	7,320,410

Total Health Care		19,325,400

MATERIALS: 1.9%
Chemicals: 1.9%
Shanghai Putailai New Energy Technology Co., Ltd. A Shares	1,282,586	9,334,155
Skshu Paint Co., Ltd. A Shares[b]	268,626	4,549,548
Wanhua Chemical Group Co., Ltd. A Shares	52,018	724,885

Total Materials		14,608,588

	Shares	Value

UTILITIES: 1.5%
Gas Utilities: 1.5%
ENN Energy Holdings, Ltd.	848,700	$11,621,230

Total Utilities		11,621,230

TOTAL INVESTMENTS: 98.8%		770,348,102
(Cost $915,505,039)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.2%		9,204,115

NET ASSETS: 100.0%		$779,552,217

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2023, the aggregate value is $118,190,470, which is 15.16% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $9,145,808 and 1.17% of net assets.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS